Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share [Abstract]
Calculation Of Net Income Per Basic And Diluted Weighted-Average Common Shares Outstanding

		Years ended
		December 31,
(Dollars in millions—except per share data)	2011	2010	2009

Net income (in millions)	$136.7	$185.9	$205.5

Basic weighted-average common shares outstanding	44,876,650	46,774,277	48,932,908
Stock options	131,926	228,193	105,263
Stock awards	7,494	3,758	6,372

Diluted weighted-average common shares outstanding	45,016,070	47,006,228	49,044,543

Net income per common share:
Net income per basic common share	$3.05	$3.97	$4.20
Net income per diluted common share	3.04	3.95	4.19

Antidilutive shares not included in net income per diluted common
share calculation	1,974,242	1,150,075	1,967,483